Summary of significant accounting policies - Regulatory assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 731,438	$ 763,512
Total Regulatory Liabilities	566,399	364,241
Net Regulatory Assets	165,039	399,271
Accumulated retirement costs for other obligations
Regulatory Assets and Liabilities
Total Regulatory Liabilities	20,054	12,692
Deferral of effects on net margin | Hawk Road Energy Facility
Regulatory Assets and Liabilities
Total Regulatory Liabilities	17,869	18,485
Major maintenance reserve
Regulatory Assets and Liabilities
Total Regulatory Liabilities	39,776	50,144
Amortization on capital leases
Regulatory Assets and Liabilities
Total Regulatory Liabilities	11,356	14,256
Deferred debt service adder
Regulatory Assets and Liabilities
Total Regulatory Liabilities	123,772	114,453
Nuclear
Regulatory Assets and Liabilities
Total Regulatory Liabilities	130,901	61,516
Revenue deferral plan
Regulatory Assets and Liabilities
Total Regulatory Liabilities	$ 220,111	90,066
Amortization period, other regulatory liabilities	5 years
Other regulatory liabilities
Regulatory Assets and Liabilities
Total Regulatory Liabilities	$ 2,560	2,629
Other regulatory liabilities | Maximum
Regulatory Assets and Liabilities
Amortization period, other regulatory liabilities	6 years
Premium and loss on reacquired debt
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 35,433	40,067
Premium and loss on reacquired debt | Maximum
Regulatory Assets and Liabilities
Amortization period, other regulatory assets	23 years
Amortization on financing leases
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 35,328	35,433
Outage costs
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 35,232	34,367
Coal-fired maintenance outage costs | Maximum
Regulatory Assets and Liabilities
Amortization period, other regulatory assets	60 months
Nuclear refueling outage costs | Minimum
Regulatory Assets and Liabilities
Amortization period, other regulatory assets	18 months
Nuclear refueling outage costs | Maximum
Regulatory Assets and Liabilities
Amortization period, other regulatory assets	24 months
Asset retirement obligations - Ashpond and other
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 242,832	245,932
Depreciation expense
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 38,396	39,820
Depreciation expense | Plant Vogtle
Regulatory Assets and Liabilities
Operating license expected extension period for Plant Vogtle	20 years
Operating license period	40 years
Deferred charges related to Vogtle Units No. 3 and No. 4 training costs | Vogtle Units No. 3 & No. 4
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 55,430	53,466
Interest rate options cost
Regulatory Assets and Liabilities
Total Regulatory Assets	126,813	121,938
Deferral of effects on net margin | Smith Energy Facility
Regulatory Assets and Liabilities
Total Regulatory Assets	148,620	154,564
Other regulatory assets
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 13,354	$ 37,925
Other regulatory assets | Maximum
Regulatory Assets and Liabilities
Amortization period, other regulatory assets	29 years